UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-5769
Van Kampen High Income Trust II

(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York 10036

(Address of principal executive offices) (Zip code)
Edward C. Wood III
522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-762-4000
Date of fiscal year end: 12/31
Date of reporting period: 9/30/08

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:
Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited)

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Corporate Bonds 189.1%
	Broadcasting 1.8%
$420	LIN Television Corp.	6.500%	05/15/13	$329,700
335	LIN Television Corp., Ser B	6.500	05/15/13	262,975
515	Salem Communications Corp.	7.750	12/15/10	424,875

				1,017,550

	Cable 9.8%
1,175	Cablevision Systems Corp., Ser B (a)	7.133	04/01/09	1,166,188
495	CCH I LLC	11.000	10/01/15	329,175
377	CCH II LLC (b)	10.250	10/01/13	314,795
340	CSC Holdings, Inc. (b)	8.500	06/15/15	317,475
115	DirecTV Holdings LLC	6.375	06/15/15	101,775
1,045	DirecTV Holdings LLC (b)	7.625	05/15/16	950,950
495	Echostar DBS Corp.	5.750	10/01/08	495,000
780	Echostar DBS Corp.	6.375	10/01/11	719,550
340	Echostar DBS Corp.	6.625	10/01/14	273,700
145	NTL Cable PLC (United Kingdom)	8.750	04/15/14	122,525
100	NTL Cable PLC (United Kingdom)	9.125	08/15/16	84,250
693	PanAmSat Corp. (c)	9.000	08/15/14	611,786

				5,487,169

	Chemicals 6.1%
740	Innophos, Inc.	8.875	08/15/14	743,700
705	Koppers, Inc.	9.875	10/15/13	729,675
505	Nalco Co.	7.750	11/15/11	497,425
750	Terra Capital, Inc.	7.000	02/01/17	716,250
834	Westlake Chemical Corp.	6.625	01/15/16	713,070

				3,400,120

	Consumer Products 3.7%
990	Jarden Corp.	7.500	05/01/17	829,125

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Consumer Products (continued)
$635	Oxford Industrials, Inc.	8.875%	06/01/11	$577,056
740	Steinway Musical Instruments, Inc. (b)	7.000	03/01/14	643,800

				2,049,981

	Diversified Media 6.1%
1,425	CanWest Media, Inc. (Canada)	8.000	09/15/12	1,197,000
685	Dex Media West LLC, Ser B	9.875	08/15/13	426,412
2,610	Idearc, Inc.	8.000	11/15/16	724,275
485	Interpublic Group of Cos., Inc.	6.250	11/15/14	404,975
985	Valassis Communications, Inc.	8.250	03/01/15	684,575

				3,437,237

	Energy 16.1%
1,825	Chesapeake Energy Corp.	6.625	01/15/16	1,647,063
230	Cimarex Energy Co.	7.125	05/01/17	212,750
565	Compagnie Generale de Geophysique, SA (France)	7.500	05/15/15	542,400
1,500	Frontier Oil Corp.	6.625	10/01/11	1,425,000
760	Helix Energy Solutions Group, Inc. (b)	9.500	01/15/16	714,400
1,610	Hilcorp Energy/Finance Corp. (b)	7.750	11/01/15	1,392,650
346	Kinder Morgan, Inc.	6.500	09/01/12	327,835
1,310	Massey Energy Co.	6.875	12/15/13	1,192,100
195	Newfield Exploration Co.	7.125	05/15/18	170,625
620	OPTI Canada, Inc. (Canada)	8.250	12/15/14	558,000
650	Pacific Energy Partners LP	7.125	06/15/14	639,588
210	Plains Exploration & Production Co.	7.625	06/01/18	186,900

				9,009,311

	Financial 5.3%
500	Alfa MTN Invest Ltd. (Cyprus) (b)	9.250	06/24/13	446,750
2,535	Capmark Financial Group, Inc.	5.875	05/10/12	1,264,549

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Financial (continued)
$85	Capmark Financial Group, Inc.	6.300%	05/10/17	$33,441
1,795	GMAC LLC	6.750	12/01/14	689,605
185	ProLogis (REIT)	6.625	05/15/18	159,159
240	Residential Capital LLC	8.125	11/21/08	205,200
45	Residential Capital LLC (b)	8.500	05/15/10	24,975
506	Residential Capital LLC (b)	9.625	05/15/15	123,970
47	UCAR Finance, Inc.	10.250	02/15/12	48,645

				2,996,294

	Food & Drug 3.2%
355	Axcan Intermediate Holdings, Inc. (b)	12.750	03/01/16	353,225
1,030	Rite Aid Corp.	8.625	03/01/15	545,900
560	SUPERVALU, Inc.	7.500	05/15/12	546,000
365	SUPERVALU, Inc.	7.500	11/15/14	355,875

				1,801,000

	Food & Tobacco 7.1%
465	Constellation Brands, Inc.	7.250	05/15/17	430,125
635	Michael Foods, Inc.	8.000	11/15/13	619,125
1,430	Pilgrim’s Pride Corp.	7.625	05/01/15	893,750
800	Smithfield Foods, Inc., Ser B	8.000	10/15/09	780,000
1,500	Tyson Foods, Inc.	7.350	04/01/16	1,245,000

				3,968,000

	Forest Products 5.8%
1,270	Crown Americas LLC	7.625	11/15/13	1,257,300
850	Georgia-Pacific Corp. (b)	7.125	01/15/17	762,875
1,000	Graphic Packaging International, Inc.	9.500	08/15/13	910,000
320	P.H. Glatfelter Co.	7.125	05/01/16	310,400

				3,240,575

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Gaming & Leisure 17.0%
$2,595	Harrah’s Operating Co., Inc.	5.375%	12/15/13	$843,375
750	Host Marriott LP	6.375	03/15/15	613,125
1,135	Host Marriott LP, Ser J	7.125	11/01/13	1,015,825
2,475	Isle of Capri Casinos, Inc.	7.000	03/01/14	1,670,625
1,740	Las Vegas Sands Corp.	6.375	02/15/15	1,339,800
2,900	MGM Mirage, Inc.	6.000	10/01/09	2,726,000
760	Mohegan Tribal Gaming Authority	7.125	08/15/14	543,400
1,160	Station Casinos, Inc.	6.000	04/01/12	655,400
175	Station Casinos, Inc.	6.875	03/01/16	49,875
155	Station Casinos, Inc.	7.750	08/15/16	84,863

				9,542,288

	Health Care 27.5%
425	Biomet, Inc. (d)	10.375	10/15/17	422,875
725	Community Health Systems, Inc.	8.875	07/15/15	692,375
1,845	DaVita, Inc.	6.625	03/15/13	1,761,975
1,485	Fisher Scientific International, Inc.	6.125	07/01/15	1,435,239
665	FMC Finance III SA (Luxembourg)	6.875	07/15/17	643,387
1,290	Fresenius Medical Care Capital Trust IV	7.875	06/15/11	1,309,350
595	HCA, Inc.	5.750	03/15/14	467,075
170	HCA, Inc.	6.250	02/15/13	142,800
895	HCA, Inc.	6.375	01/15/15	709,288
335	HCA, Inc.	8.750	09/01/10	331,650
915	HCA, Inc.	9.125	11/15/14	892,125
165	Invacare Corp.	9.750	02/15/15	165,825
500	Medco Health Solutions, Inc.	7.125	03/15/18	507,516
735	Omnicare, Inc.	6.750	12/15/13	670,688
710	Omnicare, Inc.	6.875	12/15/15	635,450
750	Res-Care, Inc.	7.750	10/15/13	708,750
1,430	Tenet Healthcare Corp.	7.375	02/01/13	1,308,450

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Health Care (continued)
$575	Tenet Healthcare Corp.	9.875%	07/01/14	$563,500
1,405	Ventas Realty LP (REIT)	6.750	06/01/10	1,405,000
650	Warner Chilcott Corp.	8.750	02/01/15	643,500

				15,416,818

	Housing 2.9%
1,090	Interface, Inc., Ser B	9.500	02/01/14	1,106,350
80	Pulte Homes, Inc.	6.375	05/15/33	58,800
1,035	Realogy Corp.	10.500	04/15/14	460,575

				1,625,725

	Information Technology 7.6%
435	Expedia, Inc. (b)	8.500	07/01/16	393,675
395	First Data Corp. (b)	9.875	09/24/15	310,569
1,345	Freescale Semiconductor, Inc.	8.875	12/15/14	934,775
1,340	Iron Mountain, Inc.	8.625	04/01/13	1,326,600
740	KLA Instruments Corp.	6.900	05/01/18	689,222
90	Lender Processing Services, Inc. (b)	8.125	07/01/16	88,200
725	NXP BV/NXP Funding LLC (Netherlands)	7.875	10/15/14	489,375

				4,232,416

	Manufacturing 6.1%
330	Baldor Electric Co.	8.625	02/15/17	316,800
1,200	Case New Holland, Inc.	7.125	03/01/14	1,098,000
925	JohnsonDiversey, Inc., Ser B	9.625	05/15/12	927,312
540	Propex Fabrics, Inc. (e)(f)	10.000	12/01/12	6,750
1,140	RBS Global, Inc. & Rexnord Corp.	9.500	08/01/14	1,077,300

				3,426,162

	Metals 4.8%
530	Evraz Group SA (Luxembourg) (b)	9.500	04/24/18	384,250
245	Foundation, PA Coal Co.	7.250	08/01/14	237,650

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Metals (continued)
$735	Freeport-McMoRan Copper & Gold, Inc.	8.375%	04/01/17	$725,056
1,505	Novelis, Inc. (Canada)	7.250	02/15/15	1,316,875

				2,663,831

	Retail 6.7%
1,045	Brown Shoe Co., Inc.	8.750	05/01/12	1,018,875
1,400	JC Penney Corp., Inc.	8.000	03/01/10	1,428,543
1,310	Phillips-Van Heusen Corp.	7.250	02/15/11	1,293,625

				3,741,043

	Services 1.1%
416	Aramark Services, Inc.	5.000	06/01/12	351,520
60	Aramark Services, Inc. (a)	6.301	02/01/15	52,800
215	Aramark Services, Inc.	8.500	02/01/15	203,175

				607,495

	Telecommunications 12.8%
375	Citizens Communications Co.	6.250	01/15/13	352,969
500	Exodus Communications, Inc. (c)(e)(f)	11.250	07/01/08	0
525	Intelsat Corp. (b)	9.250	06/15/16	485,625
290	Nordic Telephone Co., Holdings (Denmark) (b)	8.875	05/01/16	265,350
620	Nortel Networks Ltd. (Canada) (b)	10.750	07/15/16	382,850
3,000	Qwest Corp. (a)	6.069	06/15/13	2,565,000
1,000	Qwest Corp.	7.875	09/01/11	965,000
750	Sprint Capital Corp.	6.900	05/01/19	582,249
815	Wind Acquisition Finance, SA (Luxembourg) (b)	10.750	12/01/15	802,775
345	Windstream Corp.	8.125	08/01/13	329,475
720	XM Satellite Radio Holdings, Inc. (b)	13.000	08/01/13	428,400

				7,159,693

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Transportation 9.3%
$730	ArvinMeritor, Inc.	8.750%	03/01/12	$616,850
1,535	Ford Motor Credit Co.	7.000	10/01/13	944,220
2,915	Ford Motor Credit Co.	7.250	10/25/11	1,854,750
2,140	General Motors Acceptance Corp.	6.875	09/15/11	955,352
490	Sonic Automotive, Inc., Ser B	8.625	08/15/13	335,650
700	United Auto Group, Inc.	7.750	12/15/16	504,000

				5,210,822

	Utility 20.7%
1,275	AES Corp.	7.750	03/01/14	1,192,125
615	CMS Energy Corp.	6.300	02/01/12	597,030
700	CMS Energy Corp.	8.500	04/15/11	719,734
2,178	Colorado Interstate Gas Co.	6.800	11/15/15	2,074,223
795	Dynegy Holdings, Inc.	7.750	06/01/19	639,975
405	Equitable Resources, Inc.	6.500	04/01/18	387,075
800	Intergen NV (Netherlands) (b)	9.000	06/30/17	804,000
405	IPALCO Enterprises, Inc.	8.625	11/14/11	409,050
740	Israel Electric Corp. Ltd. (Israel) (b)	7.250	01/15/19	742,540
510	Nevada Power Co., Ser A	8.250	06/01/11	546,979
765	NRG Energy, Inc.	7.375	01/15/17	698,062
735	Reliant Energy, Inc.	7.875	06/15/17	547,575
315	Sierra Pacific Power Co., Ser H	6.250	04/15/12	317,296
690	Texas Competitive Electric Holdings Co. LLC, Ser A (b)	10.250	11/01/15	626,175
1,435	Texas Competitive Electric Holdings Co. LLC, Ser B (b)	10.250	11/01/15	1,302,263

				11,604,102

	Wireless Communications 6.4%
240	American Tower Corp.	7.125	10/15/12	237,600
1,425	American Tower Corp.	7.500	05/01/12	1,410,750

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Par
Amount
(000)	Description	Coupon	Maturity	Value

	Wireless Communications (continued)
$1,775	Nextel Communications, Inc., Ser E	6.875%	10/31/13	$1,207,752
490	Sirius XM Radio, Inc.	9.625	08/01/13	262,150
605	VimpelCom, Class B (Ireland) (b)	9.125	04/30/18	470,320

				3,588,572

	Wireline 1.2%
815	Citizens Communications Co.	7.125	03/15/19	652,000

	Total Corporate Bonds 189.1%			105,878,204

	Collateralized Mortgage Obligations 0.5%
408	American Home Mortgage Assets, Class A3 (a)	3.506	06/25/47	60,133
389	American Home Mortgage Assets (a)	3.516	10/25/46	66,071
433	Countrywide Alternative Loan Trust (a)	3.467	03/20/47	94,039
450	Countrywide Alternative Loan Trust (a)	3.726	10/25/46	6,732
375	Countrywide Alternative Loan Trust (a)	4.026	01/25/36	9,258
275	Greenpoint Mortgage Funding Trust (a)	3.616	09/25/46	7,265
375	Harborview Mortgage Loan Trust (a)	3.737	08/21/36	5,665
701	Lehman XS Trust (a)(h)	6.320	03/25/47	12,161
325	Structured Asset Mortgage Investments, Inc. (a)	3.576	08/25/36	9,236

	Total Collateralized Mortgage Obligations 0.5%			270,560

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Description	Value

Equities 0.0%
DecisionOne Corp. (5,483 Common Shares) (c)(g)	$0
Federal National Mortgage Association (8.750%, 3,580 Convertible Preferred Shares)	8,735
Hosiery Corp. of America, Inc., Class A (1,000 Common Shares) (c) (g)	0
VS Holdings, Inc. (20,207 Common Shares) (c) (g)	0
XO Holdings, Inc. (681 Common Shares) (g)	279
XO Holdings, Inc., Ser A (1,364 Common Stock Warrants, expiring 01/16/10) (g)	38
XO Holdings, Inc., Ser B (1,022 Common Stock Warrants, expiring 01/16/10) (g)	26
XO Holdings, Inc., Ser C (1,022 Common Stock Warrants, expiring 01/16/10) (g)	20

Total Equities 0.0%	9,098

Total Long-Term Investments 189.6% (Cost $131,637,462)	106,157,862

Repurchase Agreements 12.0%
Banc of America Securities ($2,496,701 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 2.05%, dated 09/30/08, to be sold on 10/01/08 at $2,496,843)	2,496,701
Citigroup Global Markets, Inc. ($2,496,700 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.50%, dated 09/30/08, to be sold on 10/01/08 at $2,496,805)	2,496,700
JPMorgan Chase & Co. ($749,010 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.00%, dated 09/30/08, to be sold on 10/01/08 at $749,031)	749,010

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

Description	Value

Repurchase Agreements (continued)
State Street Bank & Trust Co. ($984,589 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 1.35%, dated 09/30/08, to be sold on 10/01/08 at $984,626)	984,589

Total Repurchase Agreements 12.0% (Cost $6,727,000)	6,727,000

Total Investments 201.6% (Cost $138,364,462)	$112,884,862

Foreign Currency 0.0% (Cost $21,126)	20,311

Liabilities in Excess of Other Assets (1.3%)	(733,034)

Preferred Shares (including accrued distributions) (100.3%)	(56,178,355)

Net Assets 100.0%	$55,993,784

Percentages are calculated as a percentage of net assets applicable to common shares.

(a)	Floating Rate Coupon

(b)	144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Trustees.

(d)	Payment-in-kind security.

(e)	Non-income producing as security is in default.

(f)	This borrower has filed for protection in federal bankruptcy court.

(g)	Non-income producing security.

(h)	On September 15, 2008, Lehman Brothers Holdings, Inc. filed for bankruptcy and has been determined to be non-income producing.
REIT — Real Estate Investment Trust

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
Swap agreements outstanding as of September 30, 2008:
Credit Default Swaps

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Bank of America, N.A.	Carnival Corp.	Buy	1.570%	03/20/18	$810	$0	$(14,948)
Bank of America, N.A.	Goodrich Corp.	Buy	0.700	03/20/13	565	0	(5,431)
Bank of America, N.A.	Goodrich Corp.	Buy	0.820	03/20/18	395	0	(7,241)
Bank of America, N.A.	Pactiv Corp.	Buy	1.375	03/20/13	795	0	(12,553)
Bank of America, N.A.	Toll Brothers, Inc.	Buy	2.900	03/20/13	685	0	(13,329)
Citibank, N.A., New York	Eaton Corp.	Buy	0.820	03/20/18	520	0	13,280
Credit Suisse International	Arrow Electronics, Inc.	Buy	1.000	03/20/15	855	0	(16,214)
Credit Suisse International	Pactiv Corp.	Buy	1.350	03/20/13	1,195	0	(17,655)
Goldman Sachs International	Avalon Bay Communities, Inc.	Buy	2.200	06/20/13	1,220	0	(330)
Goldman Sachs International	Coca-Cola Enterprises, Inc.	Buy	0.588	03/20/13	1,370	0	(6,795)
Goldman Sachs International	Eaton Corp.	Buy	0.970	03/20/18	450	0	6,527
Goldman Sachs International	Goodrich Corp.	Buy	0.470	03/20/18	365	0	3,076
Goldman Sachs International	Prologis	Buy	2.970	06/20/13	385	0	24,123
Goldman Sachs International	Sealed Air Corp.	Buy	1.240	03/20/18	235	0	9,239

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
Goldman Sachs International	Trane, Inc.	Buy	0.500%	03/20/13	$250	$0	$(370)
Goldman Sachs International	Trane, Inc.	Buy	0.600	03/20/18	105	0	(142)
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.070	03/20/18	265	0	9,270
JPMorgan Chase Bank, N.A.	Nordstrom, Inc.	Buy	1.150	03/20/18	430	0	12,581
JPMorgan Chase Bank, N.A.	The Interpublic Group of Companies, Inc.	Buy	3.600	09/20/13	420	0	17,547
Merrill Lynch International	Carnival Corp.	Buy	1.600	03/20/18	445	0	(7,731)
Merrill Lynch International	The Walt Disney Co.	Buy	0.770	03/20/13	2,025	0	(29,813)
UBS Securities, AG	Martin Marietta Materials, Inc.	Buy	1.730	03/20/18	215	0	4,035
UBS Securities, AG	Martin Marietta Materials, Inc.	Buy	1.780	03/20/13	320	0	1,316
UBS Securities, AG	Toll Brothers, Inc.	Buy	2.900	03/20/13	1,060	0	(20,626)
UBS Securities, AG	Trane, Inc.	Buy	0.500	03/20/13	470	0	(695)
UBS Securities, AG	Trane, Inc.	Buy	0.600	03/20/18	305	0	(413)

						0	(53,292)

Goldman Sachs International	CDX.NA.HY.10	Sell	5.000	06/20/13	3,645	(218,700)	(355,895)
Goldman Sachs International	CDX.NA.IG. HVOL.9	Sell	1.400	12/20/12	800	(69,210)	(86,812)

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued

			Pay/
			Receive		Notional
		Buy/Sell	Fixed	Expiration	Amount	Upfront
Counterparty	Reference Entity	Protection	Rate	Date	(000)	Payments	Value
JPMorgan Chase Bank, N.A.	SLM Corp.	Sell	4.950%	03/20/13	$385	$0	$(100,024)
Merrill Lynch International	CDX.NA.IG. ..HVOL.9	Sell	1.400	12/20/12	815	(86,084)	(88,440)
Merrill Lynch International	SLM Corp.	Sell	5.000	03/20/13	385	0	(99,552)
UBS Securities, AG	CDX.NA.HY.10	Sell	5.000	06/20/13	2,060	(66,950)	(201,137)

						(440,944)	(931,860)

Total Credit Default Swaps						$(440,944)	$(985,152)

Swap Collateral received from Counterparty
Deutsche Bank AG							(40,000)

Total Swap Collateral Received							(40,000)

Total Swap Agreements							$(1,025,152)

The Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. FAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Van Kampen High Income Trust II
Portfolio of Investments ▪ September 30, 2008 (Unaudited) continued
The following is a summary of the inputs used as of September 30, 2008 in valuing the Trust’s investments carried at value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments*
Level 1 - Quoted Prices	$9,098	$-0-
Level 2 - Other Significant Observable Inputs	112,605,204	(985,152)
Level 3 - Significant Unobservable Inputs	270,560	-0-

Total	$112,884,862	$(985,152)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Investments in	Other Financial
	Securities	Instruments*
Balance as of December 31, 2007	$-0-	$-0-
Accrued discounts/premiums	133,476	-0-
Realized gain/loss	89,498	-0-
Change in unrealized appreciation/depreciation	(2,403,830)	-0-
Net purchases/sales	(140,471)	-0-
Net transfers in and/or out of Level 3	2,591,887	-0-

Balance as of September 30, 2008	$270,560	$-0-

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2008	$(2,403,830)	$-0-

*	Other financial instruments include futures, forwards and swap contracts.
Security Valuation Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. For those securities where quotations or prices are not readily available, valuations are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Swaps are valued using market quotations obtained from brokers. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.
(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Van Kampen High Income Trust II

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: Name:	/s/ Edward C. Wood III Edward C. Wood III
Title:	Principal Executive Officer
Date:	November 18, 2008

By: Name:	/s/ Stuart N. Schuldt Stuart N. Schuldt
Title:	Principal Financial Officer
Date:	November 18, 2008